Accumulated Other Comprehensive Income (Loss) (Changes in Components of Accumulated Other Comprehensive Income (Loss)) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Net unrealized gains (losses) on derivative instruments
Net unrealized gains (losses), tax	¥ (285)	¥ 4	¥ (38)	¥ (253)
Reclassification adjustment included in net income, tax	25	17	(218)	235
Foreign currency translation adjustments
Net unrealized gains (losses), tax	4,410	5,413	8,864	12,032
Reclassification adjustment included in net income, tax	(1)	0	(1)	(1,019)
Defined benefit pension plans
Net unrealized gains (losses), tax	44	19	25	86
Reclassification adjustment included in net income, tax	11	2	21	5
Net unrealized gains (losses) on investment in securities
Net unrealized gains (losses), tax	766	(875)	(142)	(2,275)
Reclassification adjustment included in net income, tax	72	¥ 2,133	849	¥ (4,594)
Debt valuation adjustments
Net unrealized gains (losses), tax	29		26
Reclassification adjustment included in net income, tax	¥ 2		¥ 5